Short- and Long-Term Lease Liabilities	12 Months Ended
Dec. 31, 2025
Short- and Long-Term Lease Liabilities
Short- and Long-Term Lease Liabilities

Note 10 – Short- and Long-Term Lease Liabilities:

The subsidiary ASUR Commercial, which was acquired and incorporated into the Company’s consolidation on December 11, 2025, has recognized a right-of-use asset for the lease agreements of LAX and JFK T8 in accordance with IFRS 16, due to the characteristics of the contracts, as they contain fixed conditions. The minimum rental payments under the lease agreements are determined as follows:

LAX:

The greater of: (i) the result of multiplying the square footage of the leased spaces by a base rate of either USD 0.210 or USD 0.240 (defined in the contract based on each terminal), which must be updated annually with inflation indices; or (ii) 85% of the “percentage rent,” which is determined based on a percentage of total revenues from the prior year (defined in the contract based on each terminal), less fixed expenses (tenant improvement allowances granted by the airport authority and the management fee) as defined in the contract. There is an additional contingent rent based on total revenues, which includes an extra 2% above the base percentage if annual commercial revenues of the units fall within the range of USD 35,000 to USD 45,000, and an increase of 4% if annual revenues exceed USD 45,000.

JFKT8:

The greater of: (i) a minimum rent of USD 30,000, which must be updated annually with inflation indices; or (ii) 85% of prior year revenues.

ORD and JFK T1:

In accordance with IFRS 16, the Company did not recognize a right-of-use asset for these contracts, as the negotiated lease terms included: a) a minimum rent based on minimum passenger traffic and b) a variable rent calculated as a percentage of the previous year´s revenues. As of December 31, 2025, The Company has not made any minimum payments because it has not reached the passenger volume stipulated in the contract and has therefore only made variability payments; consequently, all rent payments are considered variable.

Corporate offices in the USA:

As of December 31, 2025, ASUR Airports LLC has short term or low value leases for which it has not recognized a right of use asset. The amount of these leases for offices in the USA amounts to monthly payments of USD40 (approximately Ps. 726.).

Other lease agreements:

Corporate offices in Mexico:

Individual contract stipulating: i) a term of 5 years;ii) monthly rental payments of USD 29.2 (approximately Ps. 526);iii) a security deposit equivalent to two months’ rent;iv) the monthly base rent will increase annually beginning on the first anniversary of the commencement date, in line with the increase in the U.S. Consumer Price Index; and v) in the event of default on principal payments, late interest will accrue at the most recent U.S. dollar interest rate published by the Wall Street Journal under the Prime Rate, plus ten percentage points.

The right-of-use assets meet the definition of investment property and, as such, are presented in the statement of financial position, while lease liabilities are presented as separate line items in the statement of financial position and disclosed separately in the notes. As of December 31, 2025, the balances of right-of-use assets and lease liabilities are shown below:

	Year ended
	December 31,
	2024		2025
Lease liabilitie
Right-of-Use Vehicles under Lease Agreements	Ps.	22,496	Ps.	31,558
Right-of-Use Assets under Lease Agreements		—		1,363,423
Current		22,496		1,394,981

Non-Current
Right-of-Use Assets under Lease Agreements	Ps.	—	Ps.	6,720,103

Depreciation	Ps.	2,583	Ps.	7,146

Interest Expense (Included in Finance Cost)	Ps.	2,759	Ps.	39,031

The lease liability derived from right-of-use assets under sublease agreements is initially measured at the present value of lease payments not paid at the commencement date, discounted using the interest rate implicit in the lease.

The lease liability is presented under Lease Liabilities (current) and Lease Liabilities (non-current) in the Consolidated Statement of Financial Position. Lease payments not included in the measurement of lease liabilities are recognized in the lines Investment Property Expenses or General and Administrative Expenses in the Consolidated Statement of Profit or Loss.